Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Revenue (expenses) by nature

			12.31.2024	12.31.2023	12.31.2022
Cost of sales and services			(5,241.6)	(4,358.9)	(3,628.2)
Administrative			(198.9)	(204.9)	(184.9)
Selling			(309.7)	(314.7)	(274.4)

			(5,750.2)	(4,878.5)	(4,087.5)

Expenses by nature:
General manufacturing costs	(i	)	(4,463.6)	(3,632.1)	(2,997.2)
Depreciation			(115.5)	(109.8)	(106.6)
Amortization			(128.1)	(131.9)	(103.7)
Personnel expenses			(814.4)	(774.5)	(669.3)
Marketing and sales expenses			(70.9)	(81.0)	(64.1)
Services rendered by third parties			(83.7)	(79.8)	(74.5)
Miscellaneous	(ii	)	(74.0)	(69.4)	(72.1)

			(5,750.2)	(4,878.5)	(4,087.5)

(i)	Refers to costs of materials and general manufacturing expenses and provision service.
(ii)	Refers mainly to expenses with insurance, taxes and fees.